CAPITAL STOCK (Table)	12 Months Ended
Dec. 31, 2020
Capital Stock Table
Warrants activity

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2017	5,428,318	$0.12
Issued	3,333	$1.50
Exercised	(600,000)	0.13
Balance, December 31, 2018	4,824,985	$0.12
Balance, December, 2019 and 2020	4,824,985	$0.12

Warrants outstanding	As of December 31, 2020, the following warrants were outstanding:
Expiry Date	Exercise Price	Number of Warrants Outstanding
January 4, 2021	0.135	500,000
November 2, 2022	0.12	4,324,985